SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

(20) SUBSEQUENT EVENTS

The Company has evaluated subsequent events through [March 11, 2020], which is the date the consolidated financial statements were available to be issued.

Merger

On February 7, 2020, the Company consummated its previously announced business combination pursuant to the Merger Agreement. The aggregate merger consideration received by the Company in connection with the consummation of the business combination was approximately $1,526.2 (the "Merger Consideration"). The Merger Consideration was a combination of cash and stock. Concurrently with the execution of the Merger Agreement, Vertiv Holdings Co entered into subscription agreements with certain investors and executive officers ("PIPE Investors"). The PIPE Investors subscribed for 123,900,000 shares of Class A common stock for an aggregate purchase price equal to $1,239.0 (the "PIPE Investment"). The Company used $1,464.0 of the proceeds from the Merger Consideration and PIPE Investment to pay down its existing debt. In connection with the debt paydown, we expect to accelerate amortization of debt issuance costs and discount of approximately $50.0 during the quarter ending March 31, 2020. Upon consumption of the business combination, Vertiv Holdings Co Class A common stock, units and warrants were listed on the NYSE under the symbols "VRT," "VERT.U" and "VRT WS," respectively.

In connection with the consummation of the Business Combination, the Company entered into a Tax Receivable Agreement with the Vertiv Stockholder (the "Tax Receivable Agreement"). The Tax Receivable Agreement will generally provide for the payment by us to the Vertiv Stockholder of 65% of the cash tax savings realized (or deemed realized) over a 12‑year period after the closing of the Business Combination as a result of certain pre-existing tax assets and attributes of Vertiv. In the twelfth year of the Tax Receivable Agreement, an additional payment would be made to the Vertiv Stockholder based on 65% of the remaining tax benefits that have not been realized. The timing of expected future payments under the Tax Receivable Agreement are dependent upon various factors, including the existing tax bases at the time of the Business Combination, the realization of tax benefits and changes in tax laws. However, as the Company is obligated to settle the remaining tax benefits after 12 years, the Company has concluded that the liability should be measured at fair value. The Company has estimated total payments of approximately $196.7 on an undiscounted basis.

In connection with the consummation of the Business Combination, the Company entered into certain acknowledgement and release agreements pursuant to which participating key employees, including named executive officers, acknowledged that the Business Combination did not constitute a “qualifying event” under the Transaction Exit Bonus Plan and, subject to each individual’s continued employment through the consummation of the Business Combination and agreement to a release of claims, including any rights under the Transaction Exit Bonus Plan, the participating key employees, including named executive officers, were entitled to receive a bonus, payable within thirty days following the Business Consummation. These agreements resulted in an increase to compensation expense of approximately $21.4 during the three months ending March 31, 2020.

Refinancing

On January 31, 2020, Vertiv commenced a process to refinance the indebtedness governed by that certain Term Loan Credit Agreement, by and among, inter alia, Vertiv Intermediate II, Vertiv Group Corporation as borrower, various lenders and JPMorgan Chase Bank, N.A., as administrative agent, as amended, amended and restated, modified or supplemented from time to time (the “Term Loan Facility”) and amend and extend that certain Revolving Credit Agreement, by and among, inter alia, Vertiv Intermediate II, Vertiv Group Corporation as lead borrower, certain direct and indirect subsidiaries of Vertiv Group Corporation as co-borrowers thereunder, various lenders and JPMorgan Chase Bank, N.A., as administrative agent, as amended, amended and restated, modified or supplemented from time to time (the “Asset-Based Revolving Credit Facility” and, together with the Term Loan Facility, the “Senior Secured Credit Facilities”). The refinancing transaction is expected to reduce our debt service requirements and leverage and to extend the maturity profile of our indebtedness.

In connection with the proposed refinancing transaction, on January 31, 2020, Vertiv called all of Holdco’s $500.0 of 12.00%/13.00% Senior PIK Toggle Notes due 2022 (the “2022 Senior Notes”), Vertiv Group Corporation’s $750.0 of 9.250% Senior Notes due 2024 (“2024 Senior Notes”) and Vertiv Group Corporation’s $120.0 of 10.00% Senior Secured Second Lien Notes due 2024 (the “2024 Senior Secured Notes” and, collectively with the 2022 Senior Notes and 2024 Senior Notes, our “Existing Notes”) for conditional redemption on March 2, 2020, in accordance with the respective indentures. The redemptions are conditioned upon the completion of the proposed refinancing transactions on terms satisfactory to us and/or our affiliates. In addition, a total of $0.5 principal amount of 2024 Senior Notes were tendered in the change of control offer made in connection with the Business Combination and were repurchased on February 7, 2020.  We expect to recognize $75.0 redemption premium related to redeeming the Existing Notes and approximately $38.0 write-off of deferred debt issuance costs during the quarter ending March 31, 2020.

On March 2, 2020, Vertiv Group Corporation, a Delaware corporation (the “Borrower”) and an indirect wholly-owned subsidiary of Vertiv Holdings Co., and Vertiv Intermediate II, a Delaware corporation (“Holdings”) and the direct parent of the Borrower, entered into a Term Loan Credit Agreement (the “Term Loan Credit Agreement”) with various financial institutions from time to time party thereto, as lenders (the “Term Lenders”), and Citibank, N.A., as administrative agent (in such capacity, the “Term Agent”).  Pursuant to the Term Loan Credit Agreement, the Term Lenders made $2,200.0 in senior secured term loans (the “Term Loan”) to the Borrower.  The proceeds of the Term Loan, together with certain borrowings under the ABL Credit Agreement (as defined below), were used to repay or redeem in full certain outstanding indebtedness (the “Refinancing”) of the Borrower and of Vertiv Intermediate Holding Corporation, a Delaware corporation and an indirect parent of the Borrower, and to pay fees and expenses in connection with (a) entry into the Term Loan Credit Agreement, (b) entry into the ABL Credit Agreement and (c) such repayments and redemptions.

Subject to certain conditions and without consent of the then-existing Term Lenders (but subject to the receipt of commitments), the Borrower may incur additional loans under the Term Loan Credit Agreement (as an increase to the Term Loan or as one or more new tranches of term loans)(“Incremental Term Loans”) in an aggregate principal amount of up to the sum of (a) the greater of $325.0 and 60.0% of Consolidated EBITDA (as defined in the Term Loan Credit Agreement), plus (b) an amount equal to all voluntary prepayments, repurchases and redemptions of pari passu term loans borrowed under the Term Loan Credit Agreement and of certain other pari passu indebtedness incurred outside the Term Loan Credit Agreement utilizing capacity that would otherwise be available for Incremental Term Loans, plus (c) an unlimited amount, so long as on a pro forma basis after giving effect thereto, (i) with respect to indebtedness secured by the Collateral (as defined below) on a pari passu basis with the Term Loan, the Consolidated First Lien Net Leverage Ratio (as defined in the Term Loan Credit Agreement) would not exceed 3.75:1.00 and (ii) with respect to indebtedness incurred outside of the Term Loan Credit Agreement and secured by the Collateral on a junior basis with the Term Loan or that is unsecured, the Consolidated Total Net Leverage Ratio (as defined in the Term Loan Credit Agreement) would not exceed either (A) 5.25:1.00 or (B) if such indebtedness is incurred in connection with a permitted acquisition or other permitted investment, the Consolidated Total Net Leverage Ratio in effect immediately prior to the consummation of such transaction (the amounts referred to in clauses (a), (b) and (c), collectively, the “Incremental Amount”).  Subject to certain conditions, the Borrower may incur additional indebtedness outside of the Term Loan Credit Agreement using the then-available Incremental Amount in lieu of Incremental Term Loans.

The Term Loan will amortize in equal quarterly installments in an amount equal to 1.00% per annum of the principal amount, commencing June 30, 2020.  The interest rate applicable to the Term Loan will be, at the Borrower’s option, either (a) the base rate (which is the highest of (i) the prime rate of Citibank, N.A. on such day, (ii) the greater of the then-current (A) federal funds rate set by the Federal Reserve Bank of New York and (B) rate comprised of both overnight federal funds and overnight LIBOR, in each case, plus 0.50%,  (iii) LIBOR for a one month interest period, plus 1.00% and (iv) 1.00%), plus 2.00% or (b) one-, two-, three- or six-month LIBOR or, if agreed by all Term Lenders, 12‑month LIBOR or, if agreed to by the Term Agent, any shorter period (selected at the option of the Borrower), plus 3.00%.  Additionally, concurrent with the refinancing, Vertiv Group Corporation entered into interest rate swap agreements with an initial notional amount of $1,200.0, which will reduce to $1,000.0 in 2021 and remain at $1,000.0 until the maturity of the Term Loan facility in 2027.  The swap transactions exchange floating rate interest payments for fixed rate interest payments on the notional amount to reduce interest rate volatility.

On March 2, 2020, the Borrower, Holdings and certain subsidiaries of the Borrower, as co-borrowers (the “Co-Borrowers”) and guarantors, entered into Amendment No. 5 to the Revolving Credit Agreement (the “ABL Amendment”) with various financial institutions, as lenders,  JPMorgan Chase Bank, N.A., as administrative agent (in such capacity, the “ABL Agent”) and certain other institutions as additional agents and letter of credit issuers, which Amendment amends the Revolving Credit Agreement, dated as of November 30, 2016 (as amended, restated, supplemented or otherwise modified from time to time prior to March 2, 2020, the “ABL Credit Agreement” and, as amended by the ABL Amendment, the “Amended ABL Credit Agreement”), by and among, Holdings, the Borrower, certain subsidiaries of the Borrower, as co-borrowers, various financial institutions from time to time party thereto, as lenders (after giving effect to the ABL Amendment, the “ABL Lenders”), the ABL Agent and certain other institutions from time to time party thereto as additional agents and letter of credit issuers.  The Amended ABL Credit Agreement is available to the Borrower and the Co-Borrowers and provides for revolving loans in various currencies and under U.S. and foreign subfacilities, in an aggregate amount up to $455.0 with a letter of credit subfacility of $200.0 and a swingline subfacility of $75.0 in each case subject to various borrowing bases. Borrowings under the Amended ABL Credit Agreement are limited by borrowing base calculations based on the sum of specified percentages of eligible accounts receivable, certain eligible inventory and certain unrestricted cash, minus the amount of any applicable reserves.  Borrowings under the Amended ABL Credit Agreement were used on March 2, 2020, together with the proceeds of the Term Loan, to consummate the Refinancing and for working capital purposes.  Going forward, borrowings under the Amended ABL Credit Agreement may be used for working capital and general corporate purposes.

Subject to certain conditions and without the consent of the then-existing ABL Lenders (but subject to the receipt of commitments), commitments under the Amended ABL Credit Agreement may be increased to up to $600.0.

The interest rate applicable to loans denominated in U.S. dollars under the Amended ABL Credit Agreement will be, at the Borrower’s option, either (a) the base rate (which is the highest of (i) the prime rate of JPMorgan Chase Bank, N.A. on such date, (ii) the greater of the then-current (A) federal funds rate set by the Federal Reserve Bank of New York and (B) rate comprised of both overnight federal and overnight LIBOR, in each case, plus 0.50%,  (iii) LIBOR for a one month interest period, plus 1.00% and (iv) 1.00%), plus an applicable margin (the “Base Rate Margin”) ranging from 0.25% to 0.75%, depending on average excess availability or (b) one-, two-, three- or six-month LIBOR or, if available to all ABL Lenders, 12‑month LIBOR or any shorter period (selected at the option of the Borrower), plus an applicable margin (the “LIBOR Margin” and collectively, with the Base Rate Margin, the “Applicable Margins”) ranging from 1.25% to 1.75%, depending on average excess availability. Certain “FILO” denominated loans have margins equal to the Applicable Margins, plus an additional 1.00%.  Loans denominated in currencies other than U.S. dollars are subject to customary interest rate conventions and indexes, but in each case, with the same Applicable Margins. In addition, the following fees are applicable under the Amended ABL Credit Agreement: (a) an unused line fee of 0.25% per annum on the unused portion of the commitments under the Amended ABL Credit Agreement, (b) letter of credit participation fees on the aggregate stated amount of each letter of credit equal to the LIBOR Margin and (c) certain other customary fees and expenses of the lenders, letter of credit issuers and agents thereunder.